      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2005.

================================================================================
                                                            File Nos. 333-102137
                                                                      811-08810


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                          Post-Effective Amendment No. 4              [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                Amendment No. 5                     [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            ("FIRST SUNAMERICA LIFE")
                               (Name of Depositor)

                           733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 996-9786

                            CHRISTINE A. NIXON, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on                pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered:

--------------------------------------------------------------------------------
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:

                      POLARIS VARIABLE ANNUITY (F-1319-PRO)
                    POLARIS II VARIABLE ANNUITY (F-3802-PRO)
                  POLARIS CHOICE VARIABLE ANNUITY (F-3795-PRO)
           WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY (N-3794-PRO)

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND ALL REFERENCES IN THE PROSPECTUS TO THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO AUGUST 12, 2005.

THE FOLLOWING REPLACES THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM SUB-SECTION LOCATED IN THE OTHER INFORMATION SECTION OF THE PROSPECTUS:

FINANCIAL STATEMENTS

The financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of FS Variable Separate Account at December 31, 2004 and for each of the two years in the period ended December 31, 2004 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549
CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604
NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 99NY-SUN


Dated: August 12, 2005


                Please keep this Supplement with your Prospectus.

                          FS VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on April 29, 2005, Accession No.
0000950129-05-004371.



                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on April 29, 2005, Accession No.
0000950129-05-004371.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements



The following financial statements are incorporated herein by reference to this Registration Statement:



Financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and financial statements of FS Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on April 29, 2005, Accession No.
0000950129-05-004371.


(b) Exhibits


(1)      Resolution Establishing Separate Account                               **
(2)      Form of Custody Agreements                                             *
(3)  (a) Form of Distribution Contract                                          ***
     (b) Selling Agreement                                                      ***
(4)      Variable Annuity Contract
     (a) Specimen Individual Annuity Contract                                   +
     (b) Specimen Maximum Anniversary Value Optional
           Death Benefit Endorsement                                            +
     (c) Specimen IRA Endorsement                                               +
     (d) Market Value, Endorsement Adjustment                                   ++
(5)      Annuity Application
         Specimen Contract
(6)      Depositor--Corporate Documents
     (a) Certificate of Incorporation                                           ***
     (b) By-Laws                                                                ***
(7)      Reinsurance Contract                                                   *
(8)      Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation Agreement                       ***
     (b) SunAmerica Series Trust Fund Participation Agreement                   ***
     (c) Van Kampen Life Investment Trust                                       ****
     (d) Lord Abbett Series Fund, Inc.                                          ****
     (e) Nations Separate Account Trust                                         **
     (f) American Funds Insurance Series                                        ****
(9)      Opinion and Consent of Counsel                                         +
(10)     Consent of Independent Registered Public Accounting Firm               Filed Herewith
(11)     Financial Statements Omitted from Item 23                              *
(12)     Initial Capitalization Agreement                                       *
(13)     Performance Computations                                               +
(14)     Diagram and Listing of All Persons Directly or Indirectly
         Controlled By or Under Common Owner Control with
         First SunAmerica, the Depositor of Registrant                          +++
(15)     Powers of Attorney                                                     ++
(16)     Other
     (a) Guarantee Agreement of American Home Assurance Company                 Filed Herewith
     (b) Support Agreement by American International Group, Inc.                Filed Herewith


* Not applicable.

** Incorporated by reference to Initial N-4 to File Nos. 333-102137 and 811-08810, filed December 23, 2002, accession number 0000898430-02-004616.

*** Incorporated by reference to Post-Effective Amendments 5 and 7 to File Nos. 033-85014 and 811-08810, filed January 30, 1998, accession number
0000950148-98-000132.

**** Incorporated by reference to Post-Effective Amendments 18 and 20 to File Nos. 033-85014 and 811-08810, filed November 27, 2002, accession number 0000950148-02-002786.

+ Incorporated by reference to Pre-Effective Amendment No. 1 and Registration Amendment No. 1 to File Nos. 333-102137 and 811-08810, filed August 14, 2003 accession number 0001193125-03-036541.

++ Incorporated by reference to Post-Effective Amendments No. 2 and 3 to File Nos. 333-102137 and 811-08810, filed April 19, 2004, accession number 0000950148-04-000758.


+++ Incorporated by reference to Post-Effective Amendments No. 3 and 4 to File Nos. 333-102137 and 811-08810, filed April 29, 2005, accession number 0000950129-05-004371.

Item 25. Directors and Officers of the Depositor

The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----                         --------
Jay S. Wintrob               Director, Chief Executive Officer & President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis***           Director, Senior Vice President and Chief Financial Officer
Jana W. Greer***             Director and Senior Vice President
Bruce R. Abrams**            Director, Senior Vice President
Christine A. Nixon           Director, Senior Vice President and Secretary
M. Bernard Aidinoff*         Director
Marion E. Fagen*             Director
Patrick J. Foley*            Director
Cecil C. Gamwell III*        Director
Jack R. Harnes*              Director
David L. Herzog*             Director
John I. Howell*              Director
Ernest T. Patrikis*          Director
Michael J. Akers**           Senior Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov***        Senior Vice President and Controller
Edwin R. Raquel***           Senior Vice President and Chief Actuary
Kurt W. Bernlohr**           Vice President
Michelle H. Powers**         Vice President
Mallary L. Reznik            Vice President
Stephen Stone***             Vice President
Edward T. Texeria***         Vice President
Virginia N. Puzon            Assistant Secretary

-----------

*    Principal business address 70 Pine Street, New York, NY 10270
**   Principal business address is 2727 Allen Parkway, Houston, TX 77019
***  Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of July 31, 2005, the number of Polaris Choice contracts funded by FS Variable Separate Account was 334 of which 162 were qualified contracts and 172 were non-qualified contracts.


Item 28. Indemnification


Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent permitted by law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SUNAMERICA CAPITAL SERVICES, INC. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account
          One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust
        SunAmerica Style Select Series, Inc. issued by AIG SunAmerica Asset
          Management Corp. (AIG SAAMCo)
        SunAmerica Equity Funds issued by AIG SAAMCo
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        VALIC Company I and
        VALIC Company II

(b) Directors, Officers and principal place of business:

     Officer/Directors*         Position
     -------------------------------------------------------------------------
     Peter A. Harbeck           Director
     J. Steven Neamtz           Director, President & Chief Executive Officer
     Debbie Potash-Turner       Senior Vice President, Chief Financial Officer &
                                  Controller
     John T. Genoy              Vice President
     James Nichols              Vice President
     Thomas Lynch               Chief Compliance Officer
     Christine A. Nixon**       Secretary
     \Virginia N. Puzon**       Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

First SunAmerica Life, the Depositor for the Registrant, is located at 733 Third Avenue, New York, New York 10017. First SunAmerica Life maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 4 and 5 to its Registration Statement on Form N-4 File Nos. 333-102137 and 811-08810 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 12th day of August 2005.


                                     FS VARIABLE SEPARATE ACCOUNT
                                     (Registrant)

                                     By: FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                     By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                     (Depositor)

                                     By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


            SIGNATURE                          TITLE                           DATE
            ---------                          -----                           ----
JAY S. WINTROB*                       Chief Executive Officer,            August 12, 2005
---------------------------------             President
Jay S. Wintrob                               & Director
                                   (Principal Executive Officer)

/s/ BRUCE R. ABRAMS                           Director                    August 12, 2005
---------------------------------
Bruce R. Abrams

/s/ M. BERNARD AIDINOFF                       Director                    August 12, 2005
---------------------------------
M. Bernard Aidinoff

JAMES R. BELARDI*                             Director                    August 12, 2005
---------------------------------
James R. Belardi

/s/ MARION E. FAJEN                           Director                    August 12, 2005
---------------------------------
Marion E. Fajen

/s/ PATRICK J. FOLEY                          Director                    August 12, 2005
---------------------------------
Patrick J. Foley

MARC H. GAMSIN*                               Director                    August 12, 2005
---------------------------------
Marc H. Gamsin

/s/ CECIL C. GAMWELL III                      Director                    August 12, 2005
---------------------------------
Cecil C. Gamwell III

N. SCOTT GILLIS*                       Senior Vice President,             August 12, 2005
---------------------------------     Chief Financial Officer &
N. Scott Gillis                               Director
                                   (Principal Financial Officer)

JANA W. GREER*                                Director                    August 12, 2005
---------------------------------
Jana W. Greer

/s/ JACK R. HARNES                            Director                    August 12, 2005
---------------------------------
Jack R. Harnes

/s/ DAVID L. HERZOG                           Director                    August 12, 2005
---------------------------------
David L. Herzog

/s/ JOHN I. HOWELL                            Director                    August 12, 2005
---------------------------------
John I. Howell

CHRISTINE A. NIXON*                           Director                    August 12, 2005
---------------------------------
Christine A. Nixon

/s/ ERNEST T. PATRIKIS                        Director                    August 12, 2005
---------------------------------
Ernest T. Patrikis

STEWART R. POLAKOV*                  Senior Vice President and            August 12, 2005
---------------------------------            Controller
Stewart R. Polakov                 (Principal Accounting Officer)

*/s/ MALLARY L. REZNIK                                                    August 12, 2005
---------------------------------
Mallary L. Reznik
Attorney-in-fact

                                  EXHIBIT INDEX



EXHIBIT NO.             DESCRIPTION
----------              -----------
(10)                    Consent of Independent Registered Public Accounting Firm

(16)(a)                 Guarantee Agreement of American Home Assurance Company

(16)(b)                 Support Agreement by American International Group, Inc.